ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued payroll and welfare	$ 44,151,796	$ 26,219,450
Income and non-income based taxes payables	27,574,193	16,073,041
Accrued professional expenses	6,561,299	4,772,321
Accrued marketing expenses	8,720,625	3,459,673
Advanced from customers	6,946,595	4,952,208
Accrued data and IT service expenses	3,074,882	2,934,834
Others	4,853,796	3,065,192
Total	111,689,582	67,263,254
Employees
Accrued Expenses And Other Current Liabilities [Line Items]
Amounts due to employees for sale of their shares exercised under the share incentive plan	$ 9,806,396	$ 5,786,535